Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Sharebased payments [Line Items]
Summary of RSU granted agreements
In 2019, the Group modified the terms and conditions of the original plan, and the conditions after modification are summarized as follows:

	Tier A RSU	Non-executive RSU
1) Time-based
Vesting conditions	All remaining time-based RSUs vested on July 26, 2019	A pro rata portion which calculated based on the days of employed by the staff of the time vested RSUs shall become vested and nonforfeitable. The remaining time vested RSUs shall become 100% vested and nonforfeitable on the earlier to occur of January 1, 2021 or an involuntary termination of the employment without cause. The staff will forfeit any time based RSUs for any other reason prior to January 1, 2021.

2) Performance-based
Vesting conditions	40% of the original performance vested RSU vested on July 26, 2019, with the remaining 60% forfeited immediately	40% of the performance vested RSUs that will vest and forfeit similarly to the time based RSUs. The remaining 60% will be forfeited immediately.

3) Put option
	WEH to purchase back at the price of USD833.88. Some of the purchase was made in August 2019, while the remaining portion will be paid in January 2021.	WEH to purchase back at the price of USD833.88 in January 2021

Summary of movement of changes in other equity instruments	The following table illustrates the number of WEH RSUs during the year:

	2019 Number of RSUs	2018 Number of RSUs	2017 Number of RSUs
Outstanding as at January 1	47,745	44,890	—
Granted during the year	3,995	5,135	44,890
Exercised during the year	(10,756)	—	—
Forfeited during the year	(1,939)	(2,280)	—

Outstanding as at December 31	39,045	47,745	44,890

Summary of Fair Value of options Determined At Grant Date	The following table lists the inputs used in the Black Scholes model for the year ended December 31, 2018:

	2018 RSUs	2017 RSUs
Weighted average fair values at the measurement date	USD1,230	USD1,570
Weighted average cost of capital (%)	10.3	10
Growth rate (%)	3.25	3
Risk-free rate (%)	2.5	2.3
Standard deviation (%)	52.5	39.3
Discount for lack of marketability (“DLOM”) (%)*	34	23
Expected put option period**	5 years	6 years

*
The Protective Put method was used to quantify the

DLOM. With the Protective Put method, the discount is estimated as the value of an at-the-money
put with a life equal to the period of restriction, divided by the marketable stock value.

**
The Protective Put method was used to quantify DLOM. With the Protective Put method, the discount is estimated as the value of an at-the-money
put with a life equal to the period of restriction, divided by the marketable stock value. The put option period was expected to be 5 years and 6 years for the year ended December 31, 2018 and 2017, as the Group determined that it was more likely than not that the RSUs holders would exercise the put option on December 31, 2023.

Summary of time-based and performance-based vesting conditions of options
The vesting of the options is subject to time-based and performance-based vesting conditions with the following details:

Tranches		Percentage of the option under the ESOP	Vesting condition
1) IPO Tranche		20%	Immediately upon the completion of the G roup’s IPO or immediately upon grant

	(i) Time-based		30% of the options under anniversary tranche vesting over four-year period, with 20% per year from IPO date/grant date to May 31, 2023 subject to the employment period served by the participants.

2) Anniversary Traches	(ii) Performance-based	80%	70% of the option under the anniversary tranche vesting over four-year period, with 20% per year from IPO date/ grant date to May 31, 2023, and subject to performance achievement measure (“KPI”) of the group and subsidiaries, which are defined by the Board of Directors every year.

Equity Transaction [Member]
Disclosure of Sharebased payments [Line Items]
Summary of RSU granted agreements
There are two forms of RSU grant agreements, namely the Tier A RSU Grant Agreement (“Tier A RSU”) and the non-executive
RSU Grant Agreement
(“Non-Executive
RSU”), which are summarized as follows:

	Tier A RSU	Non-executive RSU
1) Time-based
Vesting conditions	Grading vesting, 20% per year from November 18, 2016 to November 18, 2020	Cliff vesting on January 1, 2021

2) Performance-based
Vesting conditions	To determine on December 31, 2020 based on a cumulative financial target	To determine on December 31, 2020 based on a cumulative financial target

3) Put option
	WEH to purchase back at fair market value at various dates or events, as defined in the Agreement	WSH to purchase back at fair value, starting from December 31, 2023

Investment Shareholders Agreement Plan [Member]
Disclosure of Sharebased payments [Line Items]
Changes in Number of options Outstanding
The following table illustrates the number of options during the year:

	Number of options	Weighted average exercise price per option
		€
As at December 31, 2016	33,834	93.12
Exercised during the year	(1,152)	90.10
Forfeited during the year	(3,444)	—

As at December 31, 2017	29,238	85.44
Exercised during the year	(14,732)	88.00
Forfeited during the year	(8,191)	—

As at December 31, 2018	6,315	89.07
Exercised during the year	(1,336)	87.00
Forfeited during the year	(4,979)	—
As at December 31, 2019	—	—

Group management equity incentive plan [member]
Disclosure of Sharebased payments [Line Items]
Changes in Number of options Outstanding	The following table illustrates the number of options during the year:

Number of Option
As at January 1, 2019	—
Granted during the year	10,456,593
Forfeited during the year	(1,205,943)

As at December 31, 2019	9,250,650